Interests in associates and joint venture entities	6 Months Ended
Dec. 31, 2022
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Interests in associates and joint venture entities
3.	Interests in associates and joint venture entities
The
Group’s major shareholdings in associates and joint venture entities, including their profit/(loss), are listed below:

	Ownership interest at the Group’s reporting date			Profit/(loss) from equity accounted investments, related impairments and expenses
	31 Dec 2022%	31 Dec 2021%	30 June 2022%	Half year ended 31 Dec 2022 US$M	Half year ended 31 Dec 2021 US$M	Year ended 30 June 2022 US$M
Share of profit/(loss) of equity accounted investments:
Compañia Minera Antamina SA	33.75	33.75	33.75	185	381	720
Samarco Mineração SA 1	50.00	50.00	50.00	–	–	–
Other				(32)	(33)	(63)

Share of profit of equity accounted investments				153	348	657

Samarco dam failure provision 1				(13)	(539)	(663)

Samarco Germano dam decommissioning 1				31	49	68

Fair value change on forward exchange derivatives 1				109	(212)	(81)

Profit/(loss) from equity accounted investments, related impairments and expenses				280	(354)	(19)

1	Refer to note 9 ‘Significant events – Samarco dam failure’ for further information.